Loan Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan Agreements [Abstract]
Summary of convertible debt
	As of	As of
	September 30, 2012	December 31, 2011
Convertible debentures	$13,400,000	$8,400,000
Debt discount	(3,804,947)	(3,470,932)
Total convertible debentures, net	$9,595,053	$4,929,068

As of December 31, 2011
Convertible debt	8,400,000
Debt discount	(3,470,932)
Total convertible debt, net	4,929,068

Summary of annual debt maturities
Year 1	$873,142
Year 2	32,819,197
Thereafter	-
Total	$33,692,339

2012	1,150,966
2013	20,129,670
2014	8,400,000
Thereafter	--
Total	29,680,636